Fresh Start Accounting - Reorganization Adjustments, Liabilities Subject to Compromise (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Amounts due to SFL Corporation Ltd under leases for the West Taurus and West Linus			$ 9	$ 4
Payment of the arrangement & financing fee for the Term Loan Facility		$ 0	$ 0	$ (31)	$ 0
Issuance of Successor common stock		(1,495)
Predecessor
Reorganization, Chapter 11 [Line Items]
Accounts payable and other liabilities	$ 35	35
Liabilities subject to compromise	6,119	6,119
Predecessor | Aggregate continuing and discontinued operations
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	5,662	5,662
Accounts payable and other liabilities	35	35
Accrued interest expense	34	34
Amounts due to SFL Corporation Ltd under leases for the West Taurus and West Linus	506	506
Liabilities subject to compromise	6,237	6,237
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	(6,119)	(6,119)
Payment of the AOD cash out option	(116)
Premium associated with the Term Loan Facility	(9)
Payment of the arrangement & financing fee for the Term Loan Facility	(30)
Payment of the rig sale proceeds	(45)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid	(27)
Derecognition of West Linus rig and return of cash collateral	(182)
Reversal of the release of certain general unsecured operating accruals	(35)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Reorganization Adjustments | Equity commitment premium
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	(64)
Reorganization Adjustments | Holders of prepetition credit agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	(1,244)
Reorganization Adjustments | Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	(187)
Reorganization Adjustments | New second lien facility
Reorganization, Chapter 11 [Line Items]
Issuance of the Second Lien Facility	(717)
Fresh Start Adjustments | Continuing operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119	6,119
Fresh Start Adjustments | Discontinued operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	$ 118	$ 118